INCOME TAX - Summary of reconciliation of the federal income tax rate to the Companys effective tax rate (Details)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
INCOME TAX
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%			0.00%
Transaction costs allocated to derivative warrant liabilities			(2.40%)			0.00%
Change in fair value of derivative warrant liabilities			(17.30%)			(24.30%)
Valuation allowance			(1.30%)			3.30%
Income tax provision	0.43%	(0.00%)	(0.00%)	0.14%	(0.00%)	(0.00%)